PGIM Government Income Fund
Schedule of Investments  (unaudited)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 99.8%
Asset-Backed Securities 8.0%
Collateralized Loan Obligations
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2022-25A, Class A1, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	6.715%(c)	04/20/35	2,250	$2,254,665
Apidos CLO Ltd. (United Kingdom), Series 2023-44A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	7.324(c)	04/26/35	5,250	5,270,623
Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2022-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	6.647(c)	04/18/35	1,500	1,501,125
Battalion CLO Ltd. (Cayman Islands), Series 2018-12A, Class A2R, 144A, 3 Month SOFR + 1.712% (Cap N/A, Floor 1.450%)	7.041(c)	05/17/31	3,903	3,912,154
CarVal CLO Ltd. (United Kingdom), Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)	7.525(c)	01/20/35	2,250	2,256,171
Elevation CLO Ltd. (Cayman Islands), Series 2018-03A, Class A1R, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)	6.795(c)	01/25/35	1,000	1,002,509
ICG US CLO Ltd. (Cayman Islands), Series 2015-02RA, Class A1, 144A, 3 Month SOFR + 1.632% (Cap N/A, Floor 1.370%)	6.959(c)	01/16/33	2,220	2,225,274
OFSI BSL Ltd. (Cayman Islands), Series 2023-12A, Class A1, 144A, 3 Month SOFR + 2.400% (Cap N/A, Floor 2.400%)	7.725(c)	01/20/35	2,500	2,509,821
Venture CLO Ltd. (Cayman Islands), Series 2021-43A, Class A1, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 1.240%)	6.830(c)	04/15/34	4,000	4,002,000

Total Asset-Backed Securities (cost $24,873,543)				24,934,342
Commercial Mortgage-Backed Securities 11.0%
Barclays Commercial Mortgage Securities Trust, Series 2019-C04, Class A4	2.661	08/15/52	5,801	5,219,671
Fannie Mae-Aces,
Series 2019-M22, Class A2	2.522	08/25/29	5,773	5,162,596
Series 2021-M01G, Class A2	1.469(cc)	11/25/30	2,500	2,026,884
Series 2022-M03, Class A2	1.707(cc)	11/25/31	8,500	6,791,803
Series 2022-M13, Class A2	2.593(cc)	06/25/32	5,000	4,220,667

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
FHLMC Multifamily Structured Pass-Through Certificates,
Series K075, Class A2	3.650%(cc)	02/25/28	5,000	$4,774,630
Series K151, Class A3	3.511	04/25/30	900	836,793
Series K152, Class A2	3.080	01/25/31	375	336,370
Series K512, Class A2	5.000	11/25/28	5,000	4,999,685

Total Commercial Mortgage-Backed Securities (cost $36,895,687)				34,369,099
Corporate Bond 0.3%
Diversified Financial Services
Private Export Funding Corp., U.S. Gov’t. Gtd. Notes, Series PP	1.400	07/15/28	1,005	877,649
U.S. Government Agency Obligations 56.2%
Fannie Mae Interest Strips	5.372(s)	07/15/32	635	416,934
Federal Agricultural Mortgage Corp., MTN	3.950	02/02/26	15	14,707
Federal Farm Credit Bank	1.680	09/17/35	160	112,217
Federal Farm Credit Bank	1.730	09/22/31	600	478,166
Federal Farm Credit Bank	1.770	02/04/31	1,245	1,016,113
Federal Farm Credit Bank	1.900	10/21/30	196	162,655
Federal Farm Credit Bank	2.040	03/19/40	1,330	850,617
Federal Farm Credit Bank	2.150	12/01/31	3,430	2,807,630
Federal Farm Credit Bank	2.200	12/09/31	1,545	1,268,731
Federal Farm Credit Bank	2.350	03/10/36	340	252,898
Federal Farm Credit Bank	2.400	03/24/36	222	168,607
Federal Farm Credit Bank	2.460	02/05/35	925	704,932
Federal Farm Credit Bank	2.490	05/19/36	165	127,153
Federal Farm Credit Bank	2.500	04/14/36	430	325,503
Federal Farm Credit Bank	5.480	06/27/42	1,000	960,801
Federal Home Loan Bank	1.150(cc)	02/10/31	485	387,782
Federal Home Loan Bank	1.250(cc)	03/17/31	100	85,931
Federal Home Loan Bank	1.350	02/18/31	20	15,862
Federal Home Loan Bank	1.500(cc)	05/27/31	100	85,912
Federal Home Loan Bank	1.750	06/20/31	980	789,472
Federal Home Loan Bank	1.790	12/21/35	965	674,649
Federal Home Loan Bank	1.870	02/08/36	245	170,843
Federal Home Loan Bank	2.000(cc)	05/27/31	140	121,390
Federal Home Loan Bank	2.050	05/12/31	145	119,502
Federal Home Loan Bank	2.090	02/22/36	325	240,135

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal Home Loan Bank	4.250%	09/10/32	370	$354,673
Federal Home Loan Mortgage Corp.,
MTN	1.220	08/19/30	280	226,123
MTN	1.300	08/12/30	50	40,200
MTN	1.460	08/17/35	280	190,207
MTN	1.899(s)	11/15/38	2,070	986,536

Federal Home Loan Mortgage Corp.	1.500	11/01/50	792	582,977
Federal Home Loan Mortgage Corp.	2.000	01/01/32	148	135,772
Federal Home Loan Mortgage Corp.	2.500	05/01/28	310	295,752
Federal Home Loan Mortgage Corp.	2.500	05/01/28	380	363,727
Federal Home Loan Mortgage Corp.	2.500	03/01/30	270	253,242
Federal Home Loan Mortgage Corp.	2.500	09/01/31	192	178,172
Federal Home Loan Mortgage Corp.	2.500	10/01/32	246	227,598
Federal Home Loan Mortgage Corp.	2.500	11/01/46	931	779,318
Federal Home Loan Mortgage Corp.	2.500	04/01/51	4,967	4,037,295
Federal Home Loan Mortgage Corp.	3.000	10/01/28	42	40,656
Federal Home Loan Mortgage Corp.	3.000	06/01/29	138	132,045
Federal Home Loan Mortgage Corp.	3.000	12/01/30	226	214,020
Federal Home Loan Mortgage Corp.	3.000	01/01/37	399	365,037
Federal Home Loan Mortgage Corp.	3.000	04/01/43	657	576,883
Federal Home Loan Mortgage Corp.	3.000	07/01/43	702	615,398
Federal Home Loan Mortgage Corp.	3.000	10/01/46	289	250,266
Federal Home Loan Mortgage Corp.	3.000	11/01/46	251	217,129
Federal Home Loan Mortgage Corp.	3.000	12/01/46	234	201,892
Federal Home Loan Mortgage Corp.	3.000	01/01/47	807	697,050
Federal Home Loan Mortgage Corp.	3.000	03/01/47	184	158,715
Federal Home Loan Mortgage Corp.	3.000	06/01/50	662	565,518
Federal Home Loan Mortgage Corp.	3.500	11/01/37	172	160,389
Federal Home Loan Mortgage Corp.	3.500	06/01/42	461	420,928
Federal Home Loan Mortgage Corp.	3.500	06/01/43	340	309,745
Federal Home Loan Mortgage Corp.	3.500	07/01/43	998	906,067
Federal Home Loan Mortgage Corp.	3.500	07/01/47	1,118	1,007,601
Federal Home Loan Mortgage Corp.	3.500	08/01/47	839	753,168
Federal Home Loan Mortgage Corp.	3.500	10/01/47	77	69,438
Federal Home Loan Mortgage Corp.	4.000	06/01/26	11	10,554
Federal Home Loan Mortgage Corp.	4.000	09/01/26	30	29,844
Federal Home Loan Mortgage Corp.	4.000	11/01/39	375	351,787
Federal Home Loan Mortgage Corp.	4.000	09/01/40	217	203,242
Federal Home Loan Mortgage Corp.	4.000	12/01/40	134	125,777
Federal Home Loan Mortgage Corp.	4.000	12/01/40	169	158,824
Federal Home Loan Mortgage Corp.	4.000	04/01/42	295	276,098
Federal Home Loan Mortgage Corp.	4.000	04/01/42	437	409,977

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)

Federal Home Loan Mortgage Corp.	4.000%	05/01/46	411	$382,651
Federal Home Loan Mortgage Corp.	4.000	08/01/46	122	113,023
Federal Home Loan Mortgage Corp.	4.000	12/01/46	105	98,043
Federal Home Loan Mortgage Corp.	4.000	07/01/47	217	201,370
Federal Home Loan Mortgage Corp.	4.000	08/01/47	76	70,814
Federal Home Loan Mortgage Corp.	4.000	08/01/47	228	210,042
Federal Home Loan Mortgage Corp.	4.000	06/01/48	52	47,525
Federal Home Loan Mortgage Corp.	4.000	11/01/48	101	93,033
Federal Home Loan Mortgage Corp.	4.500	09/01/39	471	454,683
Federal Home Loan Mortgage Corp.	4.500	07/01/47	79	74,736
Federal Home Loan Mortgage Corp.	4.500	07/01/47	86	82,652
Federal Home Loan Mortgage Corp.	4.500	08/01/47	267	255,398
Federal Home Loan Mortgage Corp.	5.000	06/01/33	279	276,234
Federal Home Loan Mortgage Corp.	5.000	03/01/34	10	9,435
Federal Home Loan Mortgage Corp.	5.000	05/01/34	27	26,434
Federal Home Loan Mortgage Corp.	5.000	05/01/34	173	171,464
Federal Home Loan Mortgage Corp.	5.000	02/01/48	104	102,292
Federal Home Loan Mortgage Corp.	5.500	05/01/37	41	40,890
Federal Home Loan Mortgage Corp.	5.500	01/01/38	33	33,367
Federal Home Loan Mortgage Corp.	5.500	11/01/52	3,019	2,980,555
Federal Home Loan Mortgage Corp.	6.000	12/01/33	14	13,950
Federal Home Loan Mortgage Corp.	6.000	09/01/34	71	71,786
Federal Home Loan Mortgage Corp.	6.500	09/01/32	20	20,094
Federal Home Loan Mortgage Corp.	6.500	09/01/32	23	23,670
Federal Home Loan Mortgage Corp.	7.000	09/01/32	21	21,650
Federal National Mortgage Assoc.	1.301(s)	11/15/30	3,000	2,198,949
Federal National Mortgage Assoc.	1.500	10/01/50	367	269,993
Federal National Mortgage Assoc.	1.500	11/01/50	2,706	1,992,775
Federal National Mortgage Assoc.	1.500	12/01/50	2,002	1,475,158
Federal National Mortgage Assoc.	1.780	11/16/35	100	69,590
Federal National Mortgage Assoc.	2.000	08/01/31	187	171,492
Federal National Mortgage Assoc.	2.000	05/01/36	2,026	1,777,006
Federal National Mortgage Assoc.	2.000	06/01/40	581	484,956
Federal National Mortgage Assoc.	2.000	02/01/41	3,948	3,294,053
Federal National Mortgage Assoc.	2.000	05/01/41	1,906	1,590,681
Federal National Mortgage Assoc.	2.000	09/01/50	4,303	3,340,062
Federal National Mortgage Assoc.(k)	2.000	10/01/50	11,445	8,920,467
Federal National Mortgage Assoc.	2.000	11/01/50	850	663,922
Federal National Mortgage Assoc.	2.000	01/01/51	1,135	882,693
Federal National Mortgage Assoc.	2.000	01/01/51	1,611	1,254,221
Federal National Mortgage Assoc.	2.000	02/01/51	402	311,840
Federal National Mortgage Assoc.	2.500	06/01/28	123	117,076

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)

Federal National Mortgage Assoc.	2.500%	08/01/28	160	$152,229
Federal National Mortgage Assoc.	2.500	08/01/29	34	31,732
Federal National Mortgage Assoc.	2.500	11/01/31	133	123,130
Federal National Mortgage Assoc.	2.500	02/01/36	420	378,068
Federal National Mortgage Assoc.	2.500	05/01/41	758	643,288
Federal National Mortgage Assoc.	2.500	06/01/41	1,176	1,011,415
Federal National Mortgage Assoc.	2.500	02/01/43	129	108,073
Federal National Mortgage Assoc.	2.500	12/01/46	599	501,463
Federal National Mortgage Assoc.	2.500	01/01/50	1,320	1,078,364
Federal National Mortgage Assoc.	2.500	03/01/50	191	156,328
Federal National Mortgage Assoc.	2.500	05/01/50	965	788,452
Federal National Mortgage Assoc.	2.500	06/01/50	496	403,551
Federal National Mortgage Assoc.	2.500	08/01/50	4,242	3,452,946
Federal National Mortgage Assoc.	2.500	09/01/50	4,347	3,537,176
Federal National Mortgage Assoc.	2.500	10/01/50	3,723	3,031,678
Federal National Mortgage Assoc.	2.500	03/01/51	2,407	1,958,563
Federal National Mortgage Assoc.	2.500	04/01/51	4,999	4,063,270
Federal National Mortgage Assoc.	2.500	05/01/51	1,336	1,084,994
Federal National Mortgage Assoc.	2.500	05/01/52	856	700,931
Federal National Mortgage Assoc.	3.000	01/01/27	91	88,155
Federal National Mortgage Assoc.	3.000	08/01/28	255	244,190
Federal National Mortgage Assoc.	3.000	02/01/31	221	209,475
Federal National Mortgage Assoc.	3.000	11/01/36	140	127,854
Federal National Mortgage Assoc.	3.000	12/01/42	750	657,221
Federal National Mortgage Assoc.	3.000	02/01/43	333	292,423
Federal National Mortgage Assoc.	3.000	03/01/43	279	243,457
Federal National Mortgage Assoc.	3.000	04/01/43	307	269,313
Federal National Mortgage Assoc.	3.000	06/01/43	137	120,338
Federal National Mortgage Assoc.	3.000	06/01/43	270	236,173
Federal National Mortgage Assoc.	3.000	07/01/43	932	815,268
Federal National Mortgage Assoc.	3.000	09/01/46	741	640,099
Federal National Mortgage Assoc.	3.000	11/01/46	872	754,876
Federal National Mortgage Assoc.	3.000	11/01/46	934	807,980
Federal National Mortgage Assoc.	3.000	01/01/47	112	97,344
Federal National Mortgage Assoc.	3.000	04/01/47	1,905	1,644,849
Federal National Mortgage Assoc.	3.000	12/01/49	255	218,485
Federal National Mortgage Assoc.	3.000	12/01/49	565	483,378
Federal National Mortgage Assoc.	3.000	01/01/50	42	35,599
Federal National Mortgage Assoc.	3.000	06/01/50	237	202,180
Federal National Mortgage Assoc.	3.000	06/01/50	650	554,469
Federal National Mortgage Assoc.	3.000	11/01/51	3,154	2,665,891
Federal National Mortgage Assoc.	3.000	02/01/52	1,723	1,451,227

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)

Federal National Mortgage Assoc.	3.000%	04/01/52	870	$743,841
Federal National Mortgage Assoc.	3.000	05/01/52	3,063	2,629,309
Federal National Mortgage Assoc.	3.500	12/01/30	26	24,970
Federal National Mortgage Assoc.	3.500	11/01/32	823	785,079
Federal National Mortgage Assoc.	3.500	02/01/33	46	43,667
Federal National Mortgage Assoc.	3.500	05/01/33	76	72,155
Federal National Mortgage Assoc.	3.500	10/01/41	691	629,758
Federal National Mortgage Assoc.	3.500	12/01/41	196	178,840
Federal National Mortgage Assoc.	3.500	03/01/42	236	215,190
Federal National Mortgage Assoc.	3.500	05/01/42	865	787,965
Federal National Mortgage Assoc.	3.500	07/01/42	293	266,887
Federal National Mortgage Assoc.	3.500	12/01/42	691	628,184
Federal National Mortgage Assoc.	3.500	03/01/43	234	212,886
Federal National Mortgage Assoc.	3.500	06/01/45	1,471	1,320,928
Federal National Mortgage Assoc.	3.500	01/01/46	391	350,018
Federal National Mortgage Assoc.	3.500	12/01/46	734	658,609
Federal National Mortgage Assoc.	3.500	03/01/48	1,363	1,216,764
Federal National Mortgage Assoc.	3.500	04/01/48	1,163	1,042,557
Federal National Mortgage Assoc.	3.500	11/01/48	771	690,747
Federal National Mortgage Assoc.	3.500	04/01/52	298	261,392
Federal National Mortgage Assoc.	4.000	09/01/40	364	340,712
Federal National Mortgage Assoc.	4.000	01/01/41	455	426,027
Federal National Mortgage Assoc.	4.000	09/01/44	298	276,847
Federal National Mortgage Assoc.	4.000	06/01/47	1,086	1,004,587
Federal National Mortgage Assoc.	4.000	06/01/47	1,129	1,044,221
Federal National Mortgage Assoc.	4.000	08/01/47	234	216,712
Federal National Mortgage Assoc.	4.000	09/01/47	1,371	1,272,886
Federal National Mortgage Assoc.	4.000	10/01/47	69	64,170
Federal National Mortgage Assoc.	4.000	10/01/47	685	633,139
Federal National Mortgage Assoc.	4.000	11/01/47	785	725,547
Federal National Mortgage Assoc.	4.000	12/01/47	163	151,084
Federal National Mortgage Assoc.	4.000	06/01/48	77	70,845
Federal National Mortgage Assoc.	4.000	06/01/52	3,143	2,855,164
Federal National Mortgage Assoc.	4.336(s)	03/17/31	530	379,196
Federal National Mortgage Assoc.	4.500	04/01/41	339	327,444
Federal National Mortgage Assoc.	4.500	05/01/41	278	267,835
Federal National Mortgage Assoc.	4.500	01/01/45	99	95,722
Federal National Mortgage Assoc.	4.500	12/01/47	694	658,510
Federal National Mortgage Assoc.	4.500	06/01/48	141	134,821
Federal National Mortgage Assoc.	4.500	10/01/48	540	513,885
Federal National Mortgage Assoc.	4.500	06/01/52	990	927,206
Federal National Mortgage Assoc.	5.000	12/01/31	46	44,939

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)

Federal National Mortgage Assoc.	5.000%	03/01/34	131	$129,122
Federal National Mortgage Assoc.	5.000	07/01/35	54	53,065
Federal National Mortgage Assoc.	5.000	09/01/35	40	39,194
Federal National Mortgage Assoc.	5.000	11/01/35	44	43,926
Federal National Mortgage Assoc.	5.000	05/01/36	20	19,756
Federal National Mortgage Assoc.	5.000	07/01/52	2,888	2,784,039
Federal National Mortgage Assoc.	5.500	02/01/34	123	123,884
Federal National Mortgage Assoc.	5.500	09/01/34	211	211,735
Federal National Mortgage Assoc.	5.500	02/01/35	187	187,806
Federal National Mortgage Assoc.	5.500	06/01/35	47	47,016
Federal National Mortgage Assoc.	5.500	06/01/35	77	76,666
Federal National Mortgage Assoc.	5.500	09/01/35	65	64,979
Federal National Mortgage Assoc.	5.500	09/01/35	142	142,564
Federal National Mortgage Assoc.	5.500	10/01/35	138	138,207
Federal National Mortgage Assoc.	5.500	11/01/35	90	90,291
Federal National Mortgage Assoc.	5.500	11/01/35	119	118,618
Federal National Mortgage Assoc.	5.500	11/01/36	3	3,451
Federal National Mortgage Assoc.	5.500	10/01/52	436	429,636
Federal National Mortgage Assoc.	5.500	11/01/52	1,254	1,237,164
Federal National Mortgage Assoc.	6.000	09/01/33	—(r)	370
Federal National Mortgage Assoc.	6.000	11/01/33	—(r)	48
Federal National Mortgage Assoc.	6.000	02/01/34	—(r)	61
Federal National Mortgage Assoc.	6.000	06/01/34	—(r)	52
Federal National Mortgage Assoc.	6.000	09/01/34	—(r)	144
Federal National Mortgage Assoc.	6.000	09/01/34	5	5,399
Federal National Mortgage Assoc.	6.000	09/01/34	10	10,021
Federal National Mortgage Assoc.	6.000	11/01/34	3	3,103
Federal National Mortgage Assoc.	6.000	11/01/34	22	22,136
Federal National Mortgage Assoc.	6.000	02/01/35	—(r)	70
Federal National Mortgage Assoc.	6.000	03/01/35	3	3,531
Federal National Mortgage Assoc.	6.000	04/01/35	—(r)	296
Federal National Mortgage Assoc.	6.000	12/01/35	51	51,726
Federal National Mortgage Assoc.	6.000	01/01/36	134	135,139
Federal National Mortgage Assoc.	6.000	05/01/36	37	37,202
Federal National Mortgage Assoc.	6.000	05/01/36	212	215,434
Federal National Mortgage Assoc.	6.000	10/01/53	744	744,660
Federal National Mortgage Assoc.	6.500	07/01/32	208	211,069
Federal National Mortgage Assoc.	6.500	08/01/32	68	68,649
Federal National Mortgage Assoc.	6.500	09/01/32	28	28,918
Federal National Mortgage Assoc.	6.500	10/01/32	36	36,654
Federal National Mortgage Assoc.	6.500	10/01/32	196	199,664
Federal National Mortgage Assoc.	6.500	10/01/37	184	191,542

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)

Federal National Mortgage Assoc.	7.000%	12/01/31	63	$64,727
Federal National Mortgage Assoc.	7.000	09/01/33	51	52,001
Federal National Mortgage Assoc.	7.000	11/01/33	53	54,111
Federal National Mortgage Assoc.	9.000	04/01/25	—(r)	84
Federal National Mortgage Assoc.	9.500	01/01/25	—(r)	497
Freddie Mac Coupon Strips, Notes	5.245(s)	03/15/31	505	361,198
Freddie Mac Strips	5.389(s)	07/15/32	565	381,613
Government National Mortgage Assoc.	2.000	10/20/51	2,110	1,691,912
Government National Mortgage Assoc.	2.500	12/20/46	156	131,596
Government National Mortgage Assoc.	2.500	08/20/51	2,061	1,718,073
Government National Mortgage Assoc.	3.000	03/15/45	510	443,762
Government National Mortgage Assoc.	3.000	07/20/45	1,158	1,019,835
Government National Mortgage Assoc.	3.000	07/20/46	560	490,931
Government National Mortgage Assoc.	3.000	08/20/46	1,048	920,179
Government National Mortgage Assoc.	3.000	10/20/46	85	74,083
Government National Mortgage Assoc.	3.000	02/20/47	1,584	1,388,377
Government National Mortgage Assoc.	3.000	05/20/47	297	260,146
Government National Mortgage Assoc.	3.000	12/20/47	106	92,625
Government National Mortgage Assoc.	3.000	04/20/49	433	379,156
Government National Mortgage Assoc.	3.000	09/20/51	916	792,243
Government National Mortgage Assoc.	3.500	04/20/42	120	110,125
Government National Mortgage Assoc.	3.500	01/20/43	751	684,443
Government National Mortgage Assoc.	3.500	04/20/43	332	303,014
Government National Mortgage Assoc.	3.500	03/20/45	438	397,453
Government National Mortgage Assoc.	3.500	04/20/45	235	212,957
Government National Mortgage Assoc.	3.500	07/20/46	853	771,149
Government National Mortgage Assoc.	3.500	03/20/47	80	72,589
Government National Mortgage Assoc.	3.500	07/20/47	487	440,716
Government National Mortgage Assoc.	3.500	02/20/48	1,060	956,733
Government National Mortgage Assoc.	3.500	11/20/48	281	253,523
Government National Mortgage Assoc.	3.500	01/20/49	243	219,369
Government National Mortgage Assoc.	3.500	05/20/49	389	351,125
Government National Mortgage Assoc.	4.000	02/20/41	158	149,072
Government National Mortgage Assoc.	4.000	06/20/44	312	293,489
Government National Mortgage Assoc.	4.000	08/20/44	96	90,470
Government National Mortgage Assoc.	4.000	11/20/45	184	172,397
Government National Mortgage Assoc.	4.000	11/20/46	170	159,384
Government National Mortgage Assoc.	4.000	02/20/47	148	137,773
Government National Mortgage Assoc.	4.000	10/20/47	155	144,115
Government National Mortgage Assoc.	4.000	12/20/47	112	104,741
Government National Mortgage Assoc.	4.000	07/20/48	328	304,841
Government National Mortgage Assoc.	4.000	02/20/49	381	354,568

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)

Government National Mortgage Assoc.	4.000%	03/20/49	630	$585,133
Government National Mortgage Assoc.	4.500	02/20/40	97	93,834
Government National Mortgage Assoc.	4.500	01/20/41	60	58,342
Government National Mortgage Assoc.	4.500	02/20/41	282	273,918
Government National Mortgage Assoc.	4.500	03/20/41	143	138,471
Government National Mortgage Assoc.	4.500	06/20/44	212	205,064
Government National Mortgage Assoc.	4.500	02/20/46	17	16,804
Government National Mortgage Assoc.	4.500	03/20/46	90	87,287
Government National Mortgage Assoc.	4.500	03/20/47	414	398,996
Government National Mortgage Assoc.	4.500	08/20/47	73	70,257
Government National Mortgage Assoc.	4.500	01/20/48	56	53,758
Government National Mortgage Assoc.	4.500	02/20/48	341	327,578
Government National Mortgage Assoc.	4.500	05/20/52	1,876	1,776,741
Government National Mortgage Assoc.	5.000	07/15/33	179	178,939
Government National Mortgage Assoc.	5.000	09/15/33	279	273,891
Government National Mortgage Assoc.	5.000	04/15/34	13	12,731
Government National Mortgage Assoc.	5.500	02/15/34	134	138,572
Government National Mortgage Assoc.	5.500	02/15/36	74	75,134
Government National Mortgage Assoc.	7.000	02/15/29	4	3,756
Government National Mortgage Assoc.	8.500	04/15/25	1	1,049
Resolution Funding Corp. Interest Strips, Bonds	4.330(s)	01/15/29	985	792,044
Resolution Funding Corp. Interest Strips, Bonds	4.333(s)	07/15/28	645	528,177
Resolution Funding Corp. Interest Strips, Bonds	4.343(s)	01/15/28	794	660,672
Resolution Funding Corp. Interest Strips	2.776(s)	01/15/30	630	480,736
Resolution Funding Corp. Interest Strips	3.564(s)	04/15/30	1,290	970,921
Resolution Funding Corp. Principal Strips	4.075(s)	04/15/30	5,595	4,215,080
Resolution Funding Corp. Principal Strips	4.273(s)	01/15/30	10,230	7,795,001
Tennessee Valley Authority, Sr. Unsec’d. Notes	0.750	05/15/25	1,485	1,424,184
Tennessee Valley Authority, Sr. Unsec’d. Notes	1.500	09/15/31	885	707,067
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.880	04/01/36	170	184,944
Tennessee Valley Authority, Sr. Unsec’d. Notes	6.750	11/01/25	1,300	1,329,768

Total U.S. Government Agency Obligations (cost $198,152,477)				174,953,698
U.S. Treasury Obligations 24.3%
U.S. Treasury Bonds	2.000	11/15/41	9,475	6,422,273
U.S. Treasury Bonds	2.250	05/15/41	2,125	1,518,711
U.S. Treasury Bonds	2.500	02/15/46	3,850	2,681,164
U.S. Treasury Bonds(k)	3.000	11/15/44	4,565	3,523,609
U.S. Treasury Bonds	3.375	11/15/48	14,665	11,759,497
U.S. Treasury Notes	4.250	12/31/25	1,430	1,413,521

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Notes	4.625%	04/30/29	2,135	$2,145,675
U.S. Treasury Strips Coupon	1.389(s)	05/15/43	4,320	1,709,775
U.S. Treasury Strips Coupon	1.463(s)	11/15/42	475	192,728
U.S. Treasury Strips Coupon	1.677(s)	02/15/43	9,880	3,959,333
U.S. Treasury Strips Coupon	1.787(s)	02/15/39	8,740	4,347,126
U.S. Treasury Strips Coupon	2.010(s)	08/15/30	1,409	1,064,290
U.S. Treasury Strips Coupon	2.351(s)	11/15/40	3,415	1,536,483
U.S. Treasury Strips Coupon	2.472(s)	08/15/40	2,420	1,104,976
U.S. Treasury Strips Coupon	3.301(s)	02/15/46	5,395	1,880,031
U.S. Treasury Strips Coupon	3.490(s)	02/15/42	7,070	2,978,514
U.S. Treasury Strips Coupon	3.815(s)	02/15/41	2,650	1,177,387
U.S. Treasury Strips Coupon	4.350(s)	08/15/41	8,735	3,786,759
U.S. Treasury Strips Coupon	4.527(s)	11/15/41	2,785	1,188,847
U.S. Treasury Strips Coupon	4.608(s)	11/15/48	60	18,520
U.S. Treasury Strips Coupon	4.746(s)	05/15/38	4,650	2,408,555
U.S. Treasury Strips Coupon	4.800(s)	05/15/42	115	47,842
U.S. Treasury Strips Coupon	4.920(s)	08/15/48	225	70,260
U.S. Treasury Strips Coupon	4.924(s)	02/15/49	180	55,019
U.S. Treasury Strips Coupon	5.035(s)	02/15/40	17,855	8,399,522
U.S. Treasury Strips Coupon(h)(k)	5.339(s)	05/15/40	21,795	10,104,877

Total U.S. Treasury Obligations (cost $88,402,272)				75,495,294

Total Long-Term Investments (cost $349,327,497)				310,630,082

	Shares
Short-Term Investment 0.4%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 5.550%) (cost $1,315,401)(wb)	1,315,401	1,315,401

TOTAL INVESTMENTS 100.2% (cost $350,642,898)		311,945,483
Liabilities in excess of other assets(z) (0.2)%		(734,694)

Net Assets 100.0%		$311,210,789

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
Aces—Alternative Credit Enhancements Securities
CLO—Collateralized Loan Obligation
CME—Chicago Mercantile Exchange
FHLMC—Federal Home Loan Mortgage Corporation
JPM—JPMorgan Chase Bank N.A.
MTN—Medium Term Note
OTC—Over-the-counter
SOFR—Secured Overnight Financing Rate
STRIPs—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
TBA—To Be Announced
UMBS—Uniform Mortgage-Backed Securities
USOIS—United States Overnight Index Swap

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2024.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of May 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Forward Commitment Contracts:
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#		Value
Federal National Mortgage Assoc.	2.500%	TBA	06/13/24	$(2,500)	$(2,018,372)
Federal National Mortgage Assoc.	3.000%	TBA	06/13/24	(4,000)	(3,363,086)
Federal National Mortgage Assoc.	3.000%	TBA	07/15/24	(1,000)	(841,397)
Federal National Mortgage Assoc.	4.000%	TBA	06/13/24	(1,500)	(1,361,179)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $7,586,387)					$(7,584,034)

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Futures contracts outstanding at May 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
35	3 Month CME SOFR	Sep. 2024	$8,283,188	$(57,377)
241	2 Year U.S. Treasury Notes	Sep. 2024	49,092,453	(25,562)
293	5 Year U.S. Treasury Notes	Sep. 2024	30,998,486	(82,199)
105	10 Year U.S. Ultra Treasury Notes	Sep. 2024	11,763,281	(66,924)
25	30 Year UMBS TBA – 6.0% Coupon	Jul. 2024	2,498,633	(11,458)
23	30 Year U.S. Ultra Treasury Bonds	Sep. 2024	2,816,063	(17,360)
				(260,880)
Short Positions:
3	10 Year U.S. Treasury Notes	Sep. 2024	326,391	699
702	20 Year U.S. Treasury Bonds	Sep. 2024	81,475,875	843,030
25	30 Year UMBS TBA – 3.0% Coupon	Jul. 2024	2,098,828	23,601
30	30 Year UMBS TBA – 3.5% Coupon	Jul. 2024	2,626,406	28,321
5	30 Year UMBS TBA – 4.0% Coupon	Jul. 2024	452,852	5,111
				900,762
				$639,882
Interest rate swap agreements outstanding at May 31, 2024:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at May 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
15,195	08/31/24	5.384%(T)	1 Day SOFR(2)(T)/ 5.340%	$—	$(11,431)	$(11,431)
5,936	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 5.340%	—	(22,186)	(22,186)
7,632	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 5.340%	—	(16,071)	(16,071)
7,835	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 5.340%	—	65,725	65,725
				$—	$16,037	$16,037

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Total return swap agreement outstanding at May 31, 2024:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
U.S. Treasury Bond(T)	1 Day USOIS +24 bps(T)/ 5.570%	JPM	07/09/24	7,295	$(569,162)	$—	$(569,162)
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).